GATEWAY TRUST

April 3, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gateway Trust
(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statements of Additional Information, each dated March 30, 2012, for Gateway International Fund, a series of Gateway Trust, do not differ from those contained in Post-Effective Amendment No. 18 that was filed electronically on March 28, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary